Expense Example - FidelitySustainableTargetDateFunds-ComboClassKPro - FidelitySustainableTargetDateFunds-ComboClassKPro - Fidelity Sustainable Target Date 2020 Fund - Fidelity Sustainable Target Date 2020 Fund - Class K
May 30, 2024 USD ($)
Expense Example:
1 year	$ 34
3 years	106
5 years	185
10 years	$ 418